Earnings (Loss) Per Share Attributable to Common Stockholders - Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ 10,351	$ (76,200)	$ (196,333)	$ (208,230)	$ (387,482)
Denominator:
Weighted-average shares outstanding	269,825,019	46,420,222
Diluted weighted-average number of shares	280,949,068	46,420,222
Earnings (loss) per share:
Basic earnings (loss) per share	$ 0.04	$ (1.69)
Diluted earnings (loss) per share	$ 0.04	$ (1.69)
Loss per share:
Basic and diluted loss per share			$ (2.51)	$ (5.57)	$ (18.31)
Bird Rides [Member]
Numerator
Net income (loss)	$ 10,351	$ (76,200)	$ (196,333)	$ (208,230)
Adjustments to net income (loss)	0	(2,030)	(15,540)
Net income (loss) attributable to common stockholders	$ 10,351	$ (78,230)	$ (211,873)	$ (208,230)
Denominator:
Weighted-average shares outstanding	269,825	46,420
Stock options	10,608	0
RSUs	516	0
Diluted weighted-average number of shares	280,949	46,420
Earnings (loss) per share:
Basic earnings (loss) per share	$ 0.04	$ (1.69)
Diluted earnings (loss) per share	$ 0.04	$ (1.69)
Denominator:
Basic and diluted weighted-average shares outstanding			84,261,000	37,367,000
Loss per share:
Basic and diluted loss per share			$ (2.51)	$ (5.57)